Significant Accounting Policies - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ($) Note	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Brookfield Office Properties [Member]	Mar. 31, 2011 Brookfield Homes [Member]	Dec. 31, 2012 Brookfield Homes [Member]	Mar. 31, 2011 Brookfield Residential [Member] USD ($)	Mar. 31, 2011 Brookfield Residential [Member] CAD	Nov. 20, 2012 Brookfield Residential [Member]	Mar. 31, 2011 Series A Preferred Stock [Member] 8% Convertible Preferred Shares [Member]	Dec. 31, 2012 Maximum [Member]
Significant Accounting Policies [Line Items]
Conversion of Brookfield Homes Common Shares at merger exchange ratio	0.764900530					0.76490053	Merger exchange ratio of 0.76490053 to 8,684,598 Common Shares	0.76490053	0.76490053
Conversion of Brookfield Homes preferred stock											1
Convertible preferred stock rate	8.00%	8.00%
Common Shares issued		118,279,534	101,342,718	53,808,461	51,500,000	8,685,066				8,000,000
Preferred Shares issued to Brookfield Homes						70,002
Preferred Share per share issued	$ 25
Number of promissory notes	2
Promissory notes								$ 493.9	480.0
Original maturity period of short-term investments												90 days
Options vesting period		5 years